Concentration of risks (Details Narrative)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Sep. 30, 2025 CNY (¥)	Mar. 31, 2025 CNY (¥)
Concentration Risk [Line Items]
Cash	$ 195,730			$ 2,328,969		¥ 15,642,560	¥ 1,393,400	¥ 16,579,930
Cash, FDIC Insured Amount							500,000	500,000
Cash, Uninsured Amount	89,860					12,885,487	¥ 639,715	0
Total revenues	$ 7,092,302	¥ 50,490,097	¥ 42,299,076	$ 15,449,939	¥ 109,988,114	41,606,354
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Customers [Member]
Concentration Risk [Line Items]
Total revenues		¥ 0	¥ 0			¥ 0
Percentage of revenue	10.00%	10.00%	10.00%			10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major One Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue	65.10%	65.10%	37.90%	14.70%	14.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Two Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue	12.50%	12.50%	33.80%	10.50%	10.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Three Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue			10.40%	13.70%	13.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Four Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue				10.10%	10.10%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Five Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue				13.40%	13.40%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Major Six Supplier [Member]
Concentration Risk [Line Items]
Percentage of revenue				14.50%	14.50%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Suppliers [Member]
Concentration Risk [Line Items]
Percentage of revenue	79.30%	79.30%				34.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Suppliers [Member]
Concentration Risk [Line Items]
Percentage of revenue				14.60%	14.60%	32.60%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Accounts Receivable, after Allowance for Credit Loss						¥ 0		¥ 0
Accounts Payable [Member] | Customer Concentration Risk [Member] | Suppliers [Member]
Concentration Risk [Line Items]
Percentage of revenue				10.00%	10.00%	10.00%